SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Authorized repurchase shares	15,347,999
Stock repurchased during shares		2,116,207	7,433,015
Explanation of fact that shares have no par value		The Company has an unlimited number of common shares without par value authorized for issue.
Percentage of share repurchase program	5.00%
Repurchase of common shares acquired and cancelled		1,916,900	7,433,015
Average cost		$ 7.67	$ 4.59
Repurchase of common shares		$ 16,246	$ 34,128
Shares repurchased and not yet cancelled		199,307